Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
Schedule of portfolio by internal risk rating levels and its probability of default
Thousand of reais	2022	2021	2020

By maturity
Less than 1 Year	269,784,211	270,050,934	219,062,744
Between 1 and 5 years	177,488,141	160,932,317	147,013,817
More than 5 years	77,382,938	62,371,451	51,745,465
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026

By internal classification of risk
Low	392,397,296	374,505,212	347,315,357
Medium-low	77,992,749	79,216,725	24,277,404
Medium	18,647,136	14,589,977	26,231,871
Medium-High	13,573,901	9,413,110	3,896,457
High	22,044,208	15,629,678	16,100,937
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026

Schedule of expected credit losses, measured using sufficient and available historical data
			2022
		Probability of default	Default loss
	Exposure

Commercial and industrial	223,321,961	6%	41%
Real Estate Credit - construction	58,242,768	5%	5%
Individual loans	240,227,475	12%	49%
Leasing	2,863,086	1%	26%

			2021

		Probability of default	Default loss
	Exposure

Commercial and industrial	247,674,251	6%	50%
Real Estate Credit - construction	54,738,607	2%	8%
Individual loans	188,408,840	10%	61%
Leasing	2,533,004	2%	31%

			2020

		Probability of default	Default loss
	Exposure

Commercial and industrial	191,281,653	5%	41%
Real Estate Credit - construction	45,791,869	3%	7%
Individual loans	178,652,145	9%	52%
Leasing	2,096,359	1%	31%

Schedule of evolution of the main credit indicators
	2022	2021	2020

Credit risk exposure - customers (Thousand of Reais)	582,034,247	546,775,057	466,104,042
Loans and advances to customers, gross (note 9)	524,655,290	493,354,702	417,822,026
Contingent Liabilities - Guarantees and other sureties (note 43.a)	57,378,957	47,517,931	53,420,355
Non-performing loans ratio (%) - unaudited	7.50%	5.46%	5.55%
Impairment coverage ratio (%) - unaudited	89.80%	110.40%	110.64%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	35,211,623	29,723,376	25,640,488
Cost of credit (% of risk) - unaudited	4.79%	3.73%	4.35%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

Schedule of position of accounts subject to currency risk
					2022
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss for trading	5,032	5,565	3,054	26,272	25,998	65,921
Debt instruments	311	3,909	2,159	16,270	22,222	44,871
Equity instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,965	4,045	1,579	39,131	22,466	105,186
Debt instruments	37,965	4,045	1,579	39,131	22,466	105,186
Financial Assets Measured at Amortized Cost	137,112	145,444	91,631	201,562	113,717	689,466
Loans and Other Amounts with Credit Institutions	77,825	900	1,878	1,989	-	82,592
Loans and advances to customers	56,937	138,981	82,676	171,664	96,884	547,142
Debt Instruments	2,350	5,563	7,077	27,909	16,833	59,732
Total	180,109	155,054	96,264	266,965	166,138	864,530
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	21,891	1,444	1,552	8,425	3,417	36,729
Derivatives	4,892	1,444	1,552	8,425	3,417	19,730
Short Positions	16,999	-	-	-	-	16,999
Financial liabilities at amortized cost	280,644	115,169	116,122	183,013	31,518	726,466
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,451	40,711	18,007	8,710	7,903	97,782
Customer deposits	252,621	48,217	75,869	125,473	26	502,206
Bonds and securities	5,572	26,241	22,246	48,830	4,174	107,063
Debt Instruments Eligible to Capital	-	-	-	-	19,415	19,415
Total	302,535	116,613	117,674	191,438	34,935	763,195

					2021
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Financial assets measured at fair value in profit or loss for trading	5,573	4,205	5,128	17,846	12,447	45,199
Debt instruments	355	858	2,358	10,267	9,963	23,801
Equity instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,354
Financial assets not intended for trading Mandatory measured at the fair value of the result	54,053	1,012	4,779	59,267	32,808	151,919
Debt instruments	54,053	1,012	4,779	59,267	32,808	151,919
Financial Assets Measured at Amortized Cost	135,081	131,966	96,793	178,655	102,292	644,787
Loans and Other Amounts with Credit Institutions	73,293	1,479	2,255	2,616	-	79,643
Loans and advances to customers	60,735	128,631	71,041	158,933	94,368	513,708
Debt Instruments	1,053	1,856	23,497	17,106	7,924	51,436
Total	194,707	137,183	106,700	255,768	150,669	845,027

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short Positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	309,659	116,052	108,718	180,572	31,897	746,898
Deposits from the Central Bank of Brazil and deposits from credit institutions	43,414	48,359	27,340	11,415	4,035	134,563
Customer deposits	260,711	50,470	70,403	110,290	24	491,898
Bonds and securities	5,534	17,223	10,975	58,867	8,334	100,933
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	328,614	118,616	110,909	191,768	34,600	784,507

					2020
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	153	50	250	1,747	2,200
Debt instruments	-	153	50	250	1,747	2,200
Other Financial Assets At Fair Value Through Profit Or Loss	15,636	18,487	4,867	57,091	17,707	113,788
Debt instruments	3,480	11,789	3,150	47,287	14,078	79,784
Equity instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439	-	-	-	-	439
Debt instruments	439	-	-	-	-	439
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,455	3,625	12,177	63,651	22,430	105,338
Debt instruments	3,383	3,625	12,177	63,651	22,430	105,266
Equity Instruments	72	-	-	-	-	72
Financial Assets Measured at Amortized Cost	50,776	130,067	55,339	152,437	63,844	452,463
Loans and advances - Credit institutions	25,201	39,879	2,765	3,799	-	71,644
Loans and advances - Customers	25,490	88,071	50,829	134,805	61,795	360,990
Debt instruments	85	2,117	1,745	13,833	2,049	19,829
Total	70,306	152,332	72,433	273,429	105,728	674,228

Interest-bearing liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313	7,878	2,088	12,629	3,515	81,423
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	174,848	100,497	91,433	131,590	16,667	515,035
Deposits from the Central Bank of Brazil and deposits from credit institutions	4,007	32,846	22,603	7,891	3,031	70,378
Customer deposits	163,297	44,035	61,293	98,867	203	367,695
Bonds and securities	7,544	23,616	7,537	24,832	313	63,842
Debt Instruments Eligible to Compose Capital	-	-	-	-	13,120	13,120
Total	230,161	108,375	93,521	144,219	20,182	596,458

Currency Risk

			2022
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	180,331	3,156	3,922	187,409
Loans and advances to customers	4,515	3,818	463	8,796
Derivatives	261,584	10,126	7,702	279,412
Others	3,208	-	-	3,208
Total	449,638	17,100	12,087	478,825

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	116,957	1,676	1,668	120,301
Derivatives	202,299	14,361	9,571	226,231
Others	132,513	996	815	134,324
Total	451,769	17,033	12,054	480,856

			2021
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	114,021	1,337	5,163	120,521
Loans and advances to customers	5,529	2,218	608	8,355
Investments in Foreign Subsidiaries and Dependence	-	-	-	-
Derivatives	289,245	14,190	8,011	311,446
Others	1,251	-	-	1,251
Total	410,046	17,745	13,782	441,573

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	80,991	2,194	2,130	85,315
Derivatives	225,554	14,279	8,631	248,464
Others	105,570	1,220	2,912	109,702
Total	412,115	17,693	13,673	443,480

			2020
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	42,860	1,870	569	45,299
Loans and advances to customers	5,803	3,187	1,140	10,130
Investments in Foreign Subsidiaries and Dependence	57,914	215	-	58,129
Derivatives	125,495	10,451	2,795	138,741
Others	25,866	-	-	25,866
Total	257,938	15,723	4,504	278,165

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	61,173	384	-	61,557
Derivatives	147,911	14,449	2,854	165,214
Others	39,972	219	437	40,628
Total	249,056	15,052	3,291	267,400

Schedule of position of accounts subject to currency risk
Currency Risk

			2022
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	180,331	3,156	3,922	187,409
Loans and advances to customers	4,515	3,818	463	8,796
Derivatives	261,584	10,126	7,702	279,412
Others	3,208	-	-	3,208
Total	449,638	17,100	12,087	478,825

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	116,957	1,676	1,668	120,301
Derivatives	202,299	14,361	9,571	226,231
Others	132,513	996	815	134,324
Total	451,769	17,033	12,054	480,856

			2021
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	114,021	1,337	5,163	120,521
Loans and advances to customers	5,529	2,218	608	8,355
Investments in Foreign Subsidiaries and Dependence	-	-	-	-
Derivatives	289,245	14,190	8,011	311,446
Others	1,251	-	-	1,251
Total	410,046	17,745	13,782	441,573

Liabilities:	Dólar	Euro	Others	Total

Funding in foreign currency	80,991	2,194	2,130	85,315
Derivatives	225,554	14,279	8,631	248,464
Others	105,570	1,220	2,912	109,702
Total	412,115	17,693	13,673	443,480

			2020
Position of accounts subject to currency risk			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	42,860	1,870	569	45,299
Loans and advances to customers	5,803	3,187	1,140	10,130
Investments in Foreign Subsidiaries and Dependence	57,914	215	-	58,129
Derivatives	125,495	10,451	2,795	138,741
Others	25,866	-	-	25,866
Total	257,938	15,723	4,504	278,165

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	61,173	384	-	61,557
Derivatives	147,911	14,449	2,854	165,214
Others	39,972	219	437	40,628
Total	249,056	15,052	3,291	267,400

Schedule of highlighting the increasing of time deposit funding and the keeping of financial letters
					In millions of Reais
Customers Funding	2022			2021
	0 to 30 days	Total	%	0 to 30 days	Total	%
Demand deposits	31,351	31,351	100%	39,574	39,574	100%
Savings accounts	60,204	60,204	100%	65,220	65,220	100%
Time deposits	95,523	338,007	28%	92,496	308,950	30%
Interbank deposit	1,043	4,010	26%	763	4,001	19%
Funds from acceptances and issuance of securities	6,139	122,916	5%	5,621	88,089	6%
Borrowings and Onlendings	7,081	76,749	9%	-	90,709	0%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	19,538	0%	-	19,641	0%
Total	201,341	652,775	31%	203,674	616,184	33%

		In millions of Reais
Customers Funding	2020
	0 to 30 days	Total	%
Demand deposits	35,550	35,550	100%
Savings accounts	62,210	62,210	100%
Time deposits	77,298	279,778	28%
Interbank deposit	818	5,145	16%
Funds from acceptances and issuance of securities	7,544	70,628	11%
Borrowings and Onlendings	3,189	67,760	5%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	13,120	0%
Total	186,609	534,191	35%

Schedule of assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows
					2022
					In millions of Reais
Future Cash Flows Except for Derivatives	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	-	-	-	3,957	3,957
Debt instruments	-	-	-	-	3,957	3,957
Financial assets measured at fair value in profit or loss for trading	5,032	5,526	2,978	23,846	13,617	50,999
Debt instruments	311	3,870	2,083	13,844	9,841	29,949
Equity Instruments	19	2	3	25	-	49
Derivatives	4,702	1,654	892	9,977	3,776	21,001
Financial assets measured at fair value in other comprehensive income	37,925	4,040	1,550	33,176	9,116	85,807
Debt instruments	37,925	4,040	1,550	33,176	9,116	85,807
Financial assets measured at amortized cost	113,466	103,419	70,435	185,653	86,193	559,166
Loans and Other Amounts with Credit Institutions	77,739	888	1,777	1,815	-	82,219
Loans and advances to customers	33,386	97,202	62,102	158,805	80,378	431,873
Debt instruments	2,341	5,329	6,556	25,033	5,815	45,074
Total	156,423	112,985	74,963	242,675	112,883	699,929

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	21,891	1,444	1,552	8,425	3,417	36,729
Derivatives	4,892	1,444	1,552	8,425	3,417	19,730
Short positions	16,999	-	-	-	-	16,999
Financial liabilities at amortized cost	280,644	115,169	116,122	183,013	31,518	726,466
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,451	40,711	18,007	8,710	7,903	97,782
Customer deposits	252,621	48,217	75,869	125,473	26	502,206
Bonds and securities	5,572	26,241	22,246	48,830	4,174	107,063
Debt Instruments Eligible to Capital	-	-	-	-	19,415	19,415
Total	302,535	116,613	117,674	191,438	34,935	763,195

					2021
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	-	-	3,122	3,122
Debt instruments	-	-	-	-	3,122	3,122
Financial assets measured at fair value in profit or loss for trading	5,573	4,197	5,031	16,365	8,023	39,189
Debt instruments	355	850	2,261	8,786	5,539	17,791
Equity Instruments	21	1	8	11	3	44
Derivatives	5,197	3,346	2,762	7,568	2,481	21,353
Financial assets measured at fair value in other comprehensive income	54,012	1,007	4,690	50,092	15,833	125,635
Debt instruments	54,012	1,007	4,690	50,092	15,833	125,634
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	109,330	98,848	78,187	172,736	78,053	537,155
Loans and Other Amounts with Credit Institutions	73,290	1,464	2,041	2,313	-	79,108
Loans and advances to customers	34,989	94,872	55,118	150,204	76,554	411,737
Debt instruments	1,051	2,512	21,028	20,219	1,499	46,309
Total	168,915	104,053	87,907	239,194	105,032	705,102

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	2,564	2,191	11,196	2,703	37,609
Derivatives	6,174	2,564	2,191	11,196	2,703	24,828
Short positions	12,781	-	-	-	-	12,781
Financial liabilities at amortized cost	289,743	106,358	102,585	165,145	25,366	689,197
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	46,465	25,626	10,610	2,742	119,157
Customer deposits	252,070	48,364	67,467	105,690	23	473,614
Bonds and securities	3,959	11,529	9,492	48,845	3,097	76,922
Debt Instruments Eligible to Capital	-	-	-	-	19,504	19,504
Total	308,698	108,922	104,776	176,341	28,069	726,806

					2020
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	-	174	98	667	2,900	3,839
Debt instruments	-	174	98	667	2,900	3,839
Other financial assets at fair value through profit or loss	16,029	19,211	5,763	63,618	25,488	130,109
Debt instruments	3,873	12,513	4,046	53,814	21,859	96,105
Equity instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	439	-	-	-	-	439
Equity instruments	439	-	-	-	-	439
Financial assets measured at fair value in other comprehensive income	5,000	3,874	13,850	75,849	35,538	134,111
Debt instruments	4,928	3,874	13,850	75,849	35,538	134,039
Equity Instruments	72	-	-	-	-	72
Financial Assets Measured at Amortized Cost	53,147	145,279	69,004	208,295	135,782	611,507
Loans and Other Amounts with Credit Institutions	24,638	40,579	2,901	4,205	-	72,324
Loans and advances to customers	28,424	102,379	64,194	188,430	135,987	519,415
Debt instruments	85	2,321	1,909	15,660	(205)	19,771
Total	74,615	168,538	88,715	348,429	199,709	880,005

Interest-bearing liabilities:

Financial assets measured at fair value in other comprehensive income	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short positions	45,153	-	-	-	-	45,153
Financial liabilities at amortized cost	176,223	101,111	93,103	145,931	16,471	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707	33,039	22,860	8,014	2,802	70,421
Customer deposits	165,171	44,571	62,606	110,809	215	383,372
Bonds and securities	7,345	23,502	7,637	27,109	333	65,925
Debt Instruments Eligible to Compose Capital	-	-	-	-	13,120	13,120
Total	231,536	108,989	95,191	158,560	19,986	614,262

Schedule of quantitative risk analysis
Million of Reais
	2022	2021	2020
Sensibilities
Net Interest Margin	954	553	432
Market Value of Equity	2,154	1,675	1,771
Value at Risk - Balance
VaR	971	791	1,365

Schedule of trading portfolio
Thousand of Brazilian Reais		2022
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(3,551)	(118,932)	(237,864)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(133)	(2,163)	(4,327)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(338)	(1,090)	(2,180)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(3,201)	(11,599)	(23,198)
Foreign currency	Exposures subject to foreign exchange	(4,779)	(119,468)	(238,936)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(598)	(7,856)	(15,712)
Inflation	Exposures subject to change in coupon rates of price indexes	(10,476)	(117,218)	(234,436)
Shares and Indexes	Exposures subject to change in shares price	(428)	(10,688)	(21,375)
Commodities	Exposures subject to change in commodities' prices	(588)	(14,688)	(29,376)
Total (1)		(24,092)	(403,702)	(807,404)

(1) Amounts net of taxes.

Schedule of portfolio banking
Thousand of Brazilian Reais		2022
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(73,235)	(2,799,153)	(5,864,517)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(8,008)	(220,681)	(404,026)
Inflation	Exposures subject to change in coupon rates of price indexes	(39,332)	(629,260)	(1,159,017)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(13,644)	(148,985)	(288,282)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(399)	(5,284)	(11,041)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(25,479)	(290,429)	(601,714)
Foreign currency	Exposures subject to foreign exchange	(422)	(10,539)	(21,079)
Total (1)		(160,519)	(4,104,331)	(8,349,676)

(1) Amounts net of taxes.

Schedule of economic capital model
% Capital	2022	2021	2020
Risk Type	New Methodology	New Methodology	New Methodology
Credit	55%	62%	69%
Market	2%	2%	2%
ALM	7%	6%	2%
Business	9%	7%	3%
Operational	4%	7%	6%
Fixed Assets	1%	1%	2%
Intangible Assets	3%	5%	5%
Pension Funds	1%	1%	2%
Deferred Tax Assets	18%	9%	9%
TOTAL	100%	100%	100%